Composition of Long Term Debt, Weighted Average Contract Interest Rate on Long Term Debt and Repayment Due Dates (Detail) In Millions, unless otherwise specified				12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Banks Fixed Rate USD ($)	Mar. 31, 2012 Banks Fixed Rate JPY (¥)	Mar. 31, 2011 Banks Fixed Rate JPY (¥)	Mar. 31, 2012 Banks Floating Rate USD ($)	Mar. 31, 2012 Banks Floating Rate JPY (¥)	Mar. 31, 2011 Banks Floating Rate JPY (¥)	Mar. 31, 2012 Insurance Companies And Others Fixed Rate USD ($)	Mar. 31, 2012 Insurance Companies And Others Fixed Rate JPY (¥)	Mar. 31, 2011 Insurance Companies And Others Fixed Rate JPY (¥)	Mar. 31, 2012 Insurance Companies And Others Floating Rate USD ($)	Mar. 31, 2012 Insurance Companies And Others Floating Rate JPY (¥)	Mar. 31, 2011 Insurance Companies And Others Floating Rate JPY (¥)	Mar. 31, 2012 Unsecured Bonds USD ($)	Mar. 31, 2012 Unsecured Bonds JPY (¥)	Mar. 31, 2011 Unsecured Bonds JPY (¥)	Mar. 31, 2012 Unsecured Convertible Bonds With Stock Acquisition Rights USD ($)	Mar. 31, 2012 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2011 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2012 Unsecured Bond With Stock Acquisition Rights JPY (¥)	Mar. 31, 2011 Unsecured Bond With Stock Acquisition Rights JPY (¥)	Mar. 31, 2012 Unsecured Notes Under Medium Term Note Program USD ($)	Mar. 31, 2012 Unsecured Notes Under Medium Term Note Program JPY (¥)	Mar. 31, 2011 Unsecured Notes Under Medium Term Note Program JPY (¥)	Mar. 31, 2012 Payables Under Securitized Lease Receivables USD ($)	Mar. 31, 2012 Payables Under Securitized Lease Receivables JPY (¥)	Mar. 31, 2011 Payables Under Securitized Lease Receivables JPY (¥)	Mar. 31, 2012 Payables Under Securitized Loan Receivables And Investment In Securities USD ($)	Mar. 31, 2012 Payables Under Securitized Loan Receivables And Investment In Securities JPY (¥)	Mar. 31, 2011 Payables Under Securitized Loan Receivables And Investment In Securities JPY (¥)
Debt Instrument [Line Items]
Minimum maturity date				2013	2013	2012	2013	2013	2012	2013	2013	2012	2013	2013	2012	2013	2013	2012							2013	2013	2012	2013	2013	2012	2013	2013	2012
Maximum maturity date				2025	2025	2025	2027	2027	2026	2020	2020	2018	2028	2028	2028	2021	2021	2021							2018	2018	2018	2018	2018	2016	2039	2039	2039
Maturity date																			2014	2014	2014	2023	2023	2023
Long-term debt	$ 51,922	¥ 4,267,480	¥ 4,531,268	$ 3,023	¥ 248,452	¥ 240,904	$ 14,881	¥ 1,223,127	¥ 1,263,844	$ 3,527	¥ 289,871	¥ 325,006	$ 2,923	¥ 240,277	¥ 233,345	$ 13,925	¥ 1,144,539	¥ 1,177,582	$ 1,825	¥ 149,968	¥ 149,974	$ 434	¥ 35,630	¥ 34,233	$ 741	¥ 60,911	¥ 88,190	$ 2,104	¥ 172,917	¥ 170,820	$ 8,539	¥ 701,788	¥ 847,370
Weighted average rate	2.10%	2.10%	2.10%	2.70%	2.70%	2.80%	1.30%	1.30%	1.30%	1.80%	1.80%	1.80%	1.10%	1.10%	1.10%	2.10%	2.10%	1.90%	1.00%	1.00%	1.00%	0.00%	0.00%	0.00%	2.00%	2.00%	1.90%	1.10%	1.10%	1.50%	4.50%	4.50%	4.30%